TOML Acquisition	12 Months Ended
Dec. 31, 2021
TOML Acquisition
TOML Acquisition

7.TOML Acquisition

On March 31, 2020, the Company entered into an acquisition agreement to wholly acquire TOML and other entities in the group (the “TOML Group”) from Deep Sea Mining Finance Ltd. (“DSMF”) (the “TOML Acquisition”). Total purchase price of the TOML Acquisition, before transaction costs, was $32.0 million. TOML holds an ISA exploration contract in the CCZ (“TOML Exploration Contract”) and some exploration related equipment. The TOML Group also holds various patents and an application right with respect to a prospecting exploration contract in Kiribati.

The purchase price of $32.0 million was settled through initial cash payments in two tranches of $0.25 million each (paid on March 31, 2020 and May 31, 2020, respectively), issuance of 9,005,595 common shares, $0.1 million payment to the ISA on behalf of DSMF and deferred consideration of $3.4 million which was originally to be paid on January 31, 2021. The common share consideration paid by the Company was valued at $3.11 per common share, based on the private placements completed by DeepGreen around the time of the TOML Acquisition, for a total of $28.0 million.

The Company had the option of settling the deferred consideration in either cash or common shares of the Company at its sole discretion. In January 2021, the arrangement with DSMF was amended to pay the entire deferred consideration with cash. The deferred consideration was fully settled on June 30, 2021.

The Company determined that the value of the TOML Acquisition was substantially concentrated in the TOML Exploration Contract and therefore considered this to be an acquisition of a group of connected assets rather than an acquisition of a business. Consequently, the total cost of the transaction was primarily allocated to exploration contracts.

The net assets acquired as part of the TOML Acquisition were as follows:

Net assets acquired
Cash payments	$560
Common shares issued (9,005,595 common shares @ $3.11)	28,000
Transaction costs paid	47
Deferred acquisition costs	3,440
Total acquisition cost	$32,047
Allocated to:
Equipment	21
Exploration contracts (Note 11)	42,701
Deferred tax liability[1]	(10,675)
Net assets acquired	$32,047
1.	A deferred tax liability was recognized by the Company on the acquisition which related to differences between the book value and the tax basis of the TOML exploration contract.